UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                          101 Federal Street, 6th Floor
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-456-2736
                                                         -----------------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -------------------
                   Date of reporting period: JUNE 30, 2003
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                        KOBREN INSIGHT MANAGEMENT, INC.

                               KOBREN GROWTH FUND
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003


[GRAPHIC OMITTED]
KOBREN
INSIGHT
FUNDS

--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS


STOCKS STAGE A WELCOME RALLY,
BUT SECOND-HALF MAY BE TOUGHER


In my Annual Message last December, I stated "we enter 2003 considerably more optimistic than we were 12 months ago." I listed several reasons for our brighter outlook:


1. Monetary stimulus (low interest rates).
2. Fiscal stimulus (President Bush's proposed tax cuts).
3. Low earnings expectations (easier to beat).
4. More reasonable stock valuations.
5. Lack of bullish sentiment (often a contrary indicator).

[PHOTO OMITTED]
ERIC M. KOBREN

Those factors did in fact lead to a much brighter start to 2003. As the year began to unfold, interest rates went even lower, Congress passed a modified version of Bush's tax cuts, and corporate earnings surpassed (low) expectations. Combine that with (relatively) attractive valuations and a (relatively successful) conclusion to the war in Iraq. It is easy to see why sentiment began to change and investors pushed the stock market to a very strong first-half. The Dow gained 9.0%, the S&P 500 rose 11.8% and Kobren Growth Fund advanced 11.1%.


The second-half of 2003 could be more challenging. Strong monetary and fiscal stimuli remain a positive, but many of our other reasons for optimism are losing ground.


First, as shown below, earnings expectations for the first half of 2003 were low and they were easily surpassed in the first quarter. For the last two quarters of the year, however, expectations rise sharply to 12% and 21%, respectively. Even MEETING those expectations will require much more than just the cost-cutting efforts that were largely responsible for the first quarter earnings improvement. Companies will have to see real top-line revenue growth and that, in turn, will require solid economic growth, something that has yet to materialize despite all the stimulus.


Second, thanks to the strong run-up in the markets this year, with only modest improvements in earnings, valuations are now less attractive than they were at the end of 2002. The P/E ratio on the S&P 500 is currently more than double its long-term average. It will take a lot of earnings growth to bring that number back down if prices remain high.


Lastly, sentiment has changed radically. If most of the fund managers we spoke with at the end of last year were still leery of a recovery in stock prices, the majority of managers we've spoken with recently are positive. In fact, overall market sentiment is as bullish, if not more so, as it was at the bubble-peak in 1999.


This is not to argue that stocks will necessarily go down from here. If, as most expect, the economy begins to show solid growth in the second half, thanks to the extraordinary amount of fiscal and monetary stimuli, stocks could benefit. Despite high valuations, stocks can still advance, as we saw in the late '90s. But we believe the risks of owning stocks have definitely increased since the beginning of the year.


We continue to position the Fund to participate in further market advances, but we are mindful of the increased risks. We remain well diversified with a broad mix of stock styles, as well as significant international and bond exposures.


One last note within our bond holdings we are focused on high-yield funds which should benefit from an improving economy and are less sensitive to an uptick in interest rates than high-quality Treasury bonds. Although their recent advance has been impressive, we continue to feel high-yield bonds offer attractive opportunities.


Sincerely,

/S/ Eric M. Kobren
Eric M. Kobren
President and Portfolio Manager




                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 EARNINGS GROWTH EXPECTATIONS

           ESTIMATES   ACTUAL
1st Qtr      0.072     0.119
2nd Qtr      0.059
3rd Qtr      0.124
4th Qtr      0.211




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          KOBREN GROWTH FUND (6/30/03)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                       VALUE OF $10,000 INVESTED 12/16/96


             12/16/1996        10,000.00
             12/17/1996        10,000.00
             12/18/1996        10,020.00
             12/19/1996        10,110.00
             12/20/1996        10,160.00
             12/23/1996        10,160.00
             12/24/1996        10,180.00
             12/25/1996        10,180.00
             12/26/1996        10,200.00
             12/27/1996        10,250.00
             12/30/1996        10,260.00
             12/31/1996        10,240.00
               1/1/1997        10,240.00
               1/2/1997        10,180.00
               1/3/1997        10,260.00
               1/6/1997        10,290.00
               1/7/1997        10,340.00
               1/8/1997        10,320.00
               1/9/1997        10,380.00
              1/10/1997        10,410.00
              1/13/1997        10,420.00
              1/14/1997        10,500.00
              1/15/1997        10,510.00
              1/16/1997        10,540.00
              1/17/1997        10,590.00
              1/20/1997        10,630.00
              1/21/1997        10,640.00
              1/22/1997        10,670.00
              1/23/1997        10,630.00
              1/24/1997        10,550.00
              1/27/1997        10,490.00
              1/28/1997        10,500.00
              1/29/1997        10,540.00
              1/30/1997        10,610.00
              1/31/1997        10,630.00
               2/3/1997        10,650.00
               2/4/1997        10,650.00
               2/5/1997        10,590.00
               2/6/1997        10,610.00
               2/7/1997        10,680.00
              2/10/1997        10,660.00
              2/11/1997        10,670.00
              2/12/1997        10,780.00
              2/13/1997        10,880.00
              2/14/1997        10,870.00
              2/17/1997        10,870.00
              2/18/1997        10,900.00
              2/19/1997        10,900.00
              2/20/1997        10,820.00
              2/21/1997        10,820.00
              2/24/1997        10,890.00
              2/25/1997        10,900.00
              2/26/1997        10,840.00
              2/27/1997        10,780.00
              2/28/1997        10,740.00
               3/3/1997        10,770.00
               3/4/1997        10,760.00
               3/5/1997        10,830.00
               3/6/1997        10,830.00
               3/7/1997        10,910.00
              3/10/1997        10,980.00
              3/11/1997        10,990.00
              3/12/1997        10,930.00
              3/13/1997        10,770.00
              3/14/1997        10,810.00
              3/17/1997        10,780.00
              3/18/1997        10,720.00
              3/19/1997        10,670.00
              3/20/1997        10,620.00
              3/21/1997        10,610.00
              3/24/1997        10,660.00
              3/25/1997        10,670.00
              3/26/1997        10,670.00
              3/27/1997        10,540.00
              3/28/1997        10,540.00
              3/31/1997        10,420.00
               4/1/1997        10,390.00
               4/2/1997        10,300.00
               4/3/1997        10,280.00
               4/4/1997        10,340.00
               4/7/1997        10,370.00
               4/8/1997        10,420.00
               4/9/1997        10,400.00
              4/10/1997        10,380.00
              4/11/1997        10,240.00
              4/14/1997        10,230.00
              4/15/1997        10,330.00
              4/16/1997        10,400.00
              4/17/1997        10,400.00
              4/18/1997        10,430.00
              4/21/1997        10,370.00
              4/22/1997        10,430.00
              4/23/1997        10,450.00
              4/24/1997        10,450.00
              4/25/1997        10,380.00
              4/28/1997        10,410.00
              4/29/1997        10,550.00
              4/30/1997        10,610.00
               5/1/1997        10,620.00
               5/2/1997        10,730.00
               5/5/1997        10,860.00
               5/6/1997        10,870.00
               5/7/1997        10,790.00
               5/8/1997        10,850.00
               5/9/1997        10,920.00
              5/12/1997        11,000.00
              5/13/1997        10,990.00
              5/14/1997        11,020.00
              5/15/1997        11,040.00
              5/16/1997        11,000.00
              5/19/1997        11,000.00
              5/20/1997        11,070.00
              5/21/1997        11,090.00
              5/22/1997        11,070.00
              5/23/1997        11,160.00
              5/26/1997        11,160.00
              5/27/1997        11,140.00
              5/28/1997        11,130.00
              5/29/1997        11,110.00
              5/30/1997        11,150.00
               6/2/1997        11,160.00
               6/3/1997        11,180.00
               6/4/1997        11,150.00
               6/5/1997        11,190.00
               6/6/1997        11,270.00
               6/9/1997        11,310.00
              6/10/1997        11,320.00
              6/11/1997        11,360.00
              6/12/1997        11,440.00
              6/13/1997        11,510.00
              6/16/1997        11,540.00
              6/17/1997        11,540.00
              6/18/1997        11,520.00
              6/19/1997        11,600.00
              6/20/1997        11,590.00
              6/23/1997        11,460.00
              6/24/1997        11,570.00
              6/25/1997        11,550.00
              6/26/1997        11,510.00
              6/27/1997        11,540.00
              6/30/1997        11,560.00
               7/1/1997        11,620.00
               7/2/1997        11,700.00
               7/3/1997        11,800.00
               7/4/1997        11,800.00
               7/7/1997        11,770.00
               7/8/1997        11,780.00
               7/9/1997        11,700.00
              7/10/1997        11,750.00
              7/11/1997        11,780.00
              7/14/1997        11,780.00
              7/15/1997        11,780.00
              7/16/1997        11,880.00
              7/17/1997        11,860.00
              7/18/1997        11,750.00
              7/21/1997        11,710.00
              7/22/1997        11,840.00
              7/23/1997        11,920.00
              7/24/1997        11,960.00
              7/25/1997        11,950.00
              7/28/1997        11,940.00
              7/29/1997        11,990.00
              7/30/1997        12,100.00
              7/31/1997        12,140.00
               8/1/1997        12,070.00
               8/4/1997        12,060.00
               8/5/1997        12,100.00
               8/6/1997        12,160.00
               8/7/1997        12,120.00
               8/8/1997        12,000.00
              8/11/1997        11,970.00
              8/12/1997        11,930.00
              8/13/1997        11,940.00
              8/14/1997        11,930.00
              8/15/1997        11,780.00
              8/18/1997        11,800.00
              8/19/1997        11,870.00
              8/20/1997        12,020.00
              8/21/1997        11,940.00
              8/22/1997        11,890.00
              8/25/1997        11,880.00
              8/26/1997        11,850.00
              8/27/1997        11,850.00
              8/28/1997        11,770.00
              8/29/1997        11,680.00
               9/1/1997        11,680.00
               9/2/1997        11,820.00
               9/3/1997        11,900.00
               9/4/1997        11,900.00
               9/5/1997        11,950.00
               9/8/1997        11,970.00
               9/9/1997        11,990.00
              9/10/1997        11,900.00
              9/11/1997        11,830.00
              9/12/1997        11,910.00
              9/15/1997        11,920.00
              9/16/1997        12,020.00
              9/17/1997        12,060.00
              9/18/1997        12,080.00
              9/19/1997        12,090.00
              9/22/1997        12,090.00
              9/23/1997        12,050.00
              9/24/1997        12,030.00
              9/25/1997        12,030.00
              9/26/1997        12,090.00
              9/29/1997        12,150.00
              9/30/1997        12,170.00
              10/1/1997        12,270.00
              10/2/1997        12,310.00
              10/3/1997        12,380.00
              10/6/1997        12,440.00
              10/7/1997        12,470.00
              10/8/1997        12,430.00
              10/9/1997        12,410.00
             10/10/1997        12,410.00
             10/13/1997        12,410.00
             10/14/1997        12,430.00
             10/15/1997        12,390.00
             10/16/1997        12,330.00
             10/17/1997        12,200.00
             10/20/1997        12,270.00
             10/21/1997        12,410.00
             10/22/1997        12,400.00
             10/23/1997        12,170.00
             10/24/1997        12,110.00
             10/27/1997        11,430.00
             10/28/1997        11,640.00
             10/29/1997        11,760.00
             10/30/1997        11,580.00
             10/31/1997        11,700.00
              11/3/1997        11,930.00
              11/4/1997        11,950.00
              11/5/1997        12,010.00
              11/6/1997        11,950.00
              11/7/1997        11,770.00
             11/10/1997        11,720.00
             11/11/1997        11,700.00
             11/12/1997        11,470.00
             11/13/1997        11,490.00
             11/14/1997        11,570.00
             11/17/1997        11,760.00
             11/18/1997        11,660.00
             11/19/1997        11,610.00
             11/20/1997        11,710.00
             11/21/1997        11,760.00
             11/24/1997        11,590.00
             11/25/1997        11,580.00
             11/26/1997        11,610.00
             11/27/1997        11,610.00
             11/28/1997        11,640.00
              12/1/1997        11,750.00
              12/2/1997        11,790.00
              12/3/1997        11,830.00
              12/4/1997        11,850.00
              12/5/1997        11,920.00
              12/8/1997        11,970.00
              12/9/1997        11,910.00
             12/10/1997        11,800.00
             12/11/1997        11,620.00
             12/12/1997        11,590.00
             12/15/1997        11,600.00
             12/16/1997        11,650.00
             12/17/1997        11,680.00
             12/18/1997        11,590.00
             12/19/1997        11,500.00
             12/22/1997        11,530.00
             12/23/1997        11,460.00
             12/24/1997        11,410.00
             12/25/1997        11,410.00
             12/26/1997        11,430.00
             12/29/1997        11,580.00
             12/30/1997        11,740.00
             12/31/1997        11,779.00
               1/1/1998        11,779.00
               1/2/1998        11,789.00
               1/5/1998        11,799.00
               1/6/1998        11,718.00
               1/7/1998        11,677.00
               1/8/1998        11,585.00
               1/9/1998        11,329.00
              1/12/1998        11,308.00
              1/13/1998        11,452.00
              1/14/1998        11,533.00
              1/15/1998        11,492.00
              1/16/1998        11,595.00
              1/19/1998        11,595.00
              1/20/1998        11,728.00
              1/21/1998        11,697.00
              1/22/1998        11,595.00
              1/23/1998        11,564.00
              1/26/1998        11,523.00
              1/27/1998        11,615.00
              1/28/1998        11,697.00
              1/29/1998        11,789.00
              1/30/1998        11,769.00
               2/2/1998        11,984.00
               2/3/1998        12,035.00
               2/4/1998        12,066.00
               2/5/1998        12,076.00
               2/6/1998        12,137.00
               2/9/1998        12,178.00
              2/10/1998        12,240.00
              2/11/1998        12,260.00
              2/12/1998        12,270.00
              2/13/1998        12,229.00
              2/16/1998        12,229.00
              2/17/1998        12,270.00
              2/18/1998        12,332.00
              2/19/1998        12,321.00
              2/20/1998        12,362.00
              2/23/1998        12,434.00
              2/24/1998        12,362.00
              2/25/1998        12,465.00
              2/26/1998        12,557.00
              2/27/1998        12,577.00
               3/2/1998        12,598.00
               3/3/1998        12,608.00
               3/4/1998        12,567.00
               3/5/1998        12,434.00
               3/6/1998        12,639.00
               3/9/1998        12,618.00
              3/10/1998        12,721.00
              3/11/1998        12,761.00
              3/12/1998        12,792.00
              3/13/1998        12,833.00
              3/16/1998        12,884.00
              3/17/1998        12,894.00
              3/18/1998        12,905.00
              3/19/1998        12,925.00
              3/20/1998        12,976.00
              3/23/1998        12,987.00
              3/24/1998        13,068.00
              3/25/1998        13,079.00
              3/26/1998        13,079.00
              3/27/1998        13,058.00
              3/30/1998        13,007.00
              3/31/1998        13,089.00
               4/1/1998        13,161.00
               4/2/1998        13,253.00
               4/3/1998        13,283.00
               4/6/1998        13,294.00
               4/7/1998        13,171.00
               4/8/1998        13,161.00
               4/9/1998        13,253.00
              4/10/1998        13,253.00
              4/13/1998        13,242.00
              4/14/1998        13,345.00
              4/15/1998        13,396.00
              4/16/1998        13,283.00
              4/17/1998        13,365.00
              4/20/1998        13,437.00
              4/21/1998        13,488.00
              4/22/1998        13,508.00
              4/23/1998        13,375.00
              4/24/1998        13,273.00
              4/27/1998        13,007.00
              4/28/1998        13,058.00
              4/29/1998        13,140.00
              4/30/1998        13,304.00
               5/1/1998        13,386.00
               5/4/1998        13,427.00
               5/5/1998        13,386.00
               5/6/1998        13,314.00
               5/7/1998        13,222.00
               5/8/1998        13,304.00
              5/11/1998        13,283.00
              5/12/1998        13,304.00
              5/13/1998        13,314.00
              5/14/1998        13,294.00
              5/15/1998        13,242.00
              5/18/1998        13,171.00
              5/19/1998        13,232.00
              5/20/1998        13,273.00
              5/21/1998        13,283.00
              5/22/1998        13,242.00
              5/25/1998        13,242.00
              5/26/1998        13,099.00
              5/27/1998        12,987.00
              5/28/1998        13,068.00
              5/29/1998        13,048.00
               6/1/1998        12,966.00
               6/2/1998        12,946.00
               6/3/1998        12,915.00
               6/4/1998        12,976.00
               6/5/1998        13,089.00
               6/8/1998        13,140.00
               6/9/1998        13,130.00
              6/10/1998        12,997.00
              6/11/1998        12,854.00
              6/12/1998        12,802.00
              6/15/1998        12,577.00
              6/16/1998        12,680.00
              6/17/1998        12,884.00
              6/18/1998        12,833.00
              6/19/1998        12,833.00
              6/22/1998        12,843.00
              6/23/1998        12,966.00
              6/24/1998        13,058.00
              6/25/1998        13,089.00
              6/26/1998        13,109.00
              6/29/1998        13,171.00
              6/30/1998        13,181.00
               7/1/1998        13,355.00
               7/2/1998        13,345.00
               7/3/1998        13,345.00
               7/6/1998        13,478.00
               7/7/1998        13,468.00
               7/8/1998        13,549.00
               7/9/1998        13,529.00
              7/10/1998        13,539.00
              7/13/1998        13,580.00
              7/14/1998        13,693.00
              7/15/1998        13,723.00
              7/16/1998        13,805.00
              7/17/1998        13,856.00
              7/20/1998        13,846.00
              7/21/1998        13,672.00
              7/22/1998        13,601.00
              7/23/1998        13,386.00
              7/24/1998        13,324.00
              7/27/1998        13,263.00
              7/28/1998        13,120.00
              7/29/1998        13,079.00
              7/30/1998        13,222.00
              7/31/1998        13,058.00
               8/3/1998        12,915.00
               8/4/1998        12,618.00
               8/5/1998        12,598.00
               8/6/1998        12,659.00
               8/7/1998        12,731.00
              8/10/1998        12,659.00
              8/11/1998        12,383.00
              8/12/1998        12,557.00
              8/13/1998        12,424.00
              8/14/1998        12,362.00
              8/17/1998        12,434.00
              8/18/1998        12,598.00
              8/19/1998        12,587.00
              8/20/1998        12,547.00
              8/21/1998        12,352.00
              8/24/1998        12,362.00
              8/25/1998        12,393.00
              8/26/1998        12,219.00
              8/27/1998        11,799.00
              8/28/1998        11,625.00
              8/31/1998        11,073.00
               9/1/1998        11,247.00
               9/2/1998        11,339.00
               9/3/1998        11,237.00
               9/4/1998        11,155.00
               9/7/1998        11,155.00
               9/8/1998        11,625.00
               9/9/1998        11,421.00
              9/10/1998        11,155.00
              9/11/1998        11,278.00
              9/14/1998        11,452.00
              9/15/1998        11,492.00
              9/16/1998        11,595.00
              9/17/1998        11,339.00
              9/18/1998        11,370.00
              9/21/1998        11,288.00
              9/22/1998        11,390.00
              9/23/1998        11,656.00
              9/24/1998        11,523.00
              9/25/1998        11,503.00
              9/28/1998        11,523.00
              9/29/1998        11,472.00
              9/30/1998        11,226.00
              10/1/1998        10,899.00
              10/2/1998        10,919.00
              10/5/1998        10,664.00
              10/6/1998        10,633.00
              10/7/1998        10,459.00
              10/8/1998        10,152.00
              10/9/1998        10,387.00
             10/12/1998        10,623.00
             10/13/1998        10,571.00
             10/14/1998        10,725.00
             10/15/1998        11,093.00
             10/16/1998        11,267.00
             10/19/1998        11,390.00
             10/20/1998        11,503.00
             10/21/1998        11,544.00
             10/22/1998        11,625.00
             10/23/1998        11,574.00
             10/26/1998        11,656.00
             10/27/1998        11,687.00
             10/28/1998        11,687.00
             10/29/1998        11,830.00
             10/30/1998        12,014.00
              11/2/1998        12,240.00
              11/3/1998        12,199.00
              11/4/1998        12,321.00
              11/5/1998        12,393.00
              11/6/1998        12,454.00
              11/9/1998        12,352.00
             11/10/1998        12,291.00
             11/11/1998        12,240.00
             11/12/1998        12,178.00
             11/13/1998        12,199.00
             11/16/1998        12,260.00
             11/17/1998        12,291.00
             11/18/1998        12,383.00
             11/19/1998        12,434.00
             11/20/1998        12,547.00
             11/23/1998        12,731.00
             11/24/1998        12,680.00
             11/25/1998        12,710.00
             11/26/1998        12,710.00
             11/27/1998        12,782.00
             11/30/1998        12,587.00
              12/1/1998        12,628.00
              12/2/1998        12,577.00
              12/3/1998        12,454.00
              12/4/1998        12,598.00
              12/7/1998        12,680.00
              12/8/1998        12,690.00
              12/9/1998        12,690.00
             12/10/1998        12,557.00
             12/11/1998        12,516.00
             12/14/1998        12,301.00
             12/15/1998        12,393.00
             12/16/1998        12,403.00
             12/17/1998        12,526.00
             12/18/1998        12,618.00
             12/21/1998        12,761.00
             12/22/1998        12,761.00
             12/23/1998        12,894.00
             12/24/1998        12,894.00
             12/25/1998        12,894.00
             12/28/1998        12,946.00
             12/29/1998        13,048.00
             12/30/1998        13,048.00
             12/31/1998        13,128.00
               1/1/1999        13,128.00
               1/4/1999        13,222.00
               1/5/1999        13,337.00
               1/6/1999        13,546.00
               1/7/1999        13,504.00
               1/8/1999        13,546.00
              1/11/1999        13,504.00
              1/12/1999        13,285.00
              1/13/1999        13,190.00
              1/14/1999        13,065.00
              1/15/1999        13,274.00
              1/18/1999        13,274.00
              1/19/1999        13,379.00
              1/20/1999        13,452.00
              1/21/1999        13,285.00
              1/22/1999        13,201.00
              1/25/1999        13,295.00
              1/26/1999        13,379.00
              1/27/1999        13,316.00
              1/28/1999        13,442.00
              1/29/1999        13,567.00
               2/1/1999        13,609.00
               2/2/1999        13,515.00
               2/3/1999        13,630.00
               2/4/1999        13,484.00
               2/5/1999        13,421.00
               2/8/1999        13,410.00
               2/9/1999        13,201.00
              2/10/1999        13,138.00
              2/11/1999        13,368.00
              2/12/1999        13,159.00
              2/15/1999        13,159.00
              2/16/1999        13,190.00
              2/17/1999        13,044.00
              2/18/1999        13,096.00
              2/19/1999        13,138.00
              2/22/1999        13,379.00
              2/23/1999        13,410.00
              2/24/1999        13,327.00
              2/25/1999        13,274.00
              2/26/1999        13,264.00
               3/1/1999        13,243.00
               3/2/1999        13,211.00
               3/3/1999        13,211.00
               3/4/1999        13,306.00
               3/5/1999        13,504.00
               3/8/1999        13,588.00
               3/9/1999        13,578.00
              3/10/1999        13,693.00
              3/11/1999        13,724.00
              3/12/1999        13,703.00
              3/15/1999        13,798.00
              3/16/1999        13,829.00
              3/17/1999        13,829.00
              3/18/1999        13,934.00
              3/19/1999        13,913.00
              3/22/1999        13,902.00
              3/23/1999        13,661.00
              3/24/1999        13,693.00
              3/25/1999        13,871.00
              3/26/1999        13,829.00
              3/29/1999        14,007.00
              3/30/1999        13,996.00
              3/31/1999        13,965.00
               4/1/1999        14,007.00
               4/2/1999        14,007.00
               4/5/1999        14,185.00
               4/6/1999        14,206.00
               4/7/1999        14,206.00
               4/8/1999        14,290.00
               4/9/1999        14,394.00
              4/12/1999        14,447.00
              4/13/1999        14,426.00
              4/14/1999        14,415.00
              4/15/1999        14,499.00
              4/16/1999        14,604.00
              4/19/1999        14,457.00
              4/20/1999        14,478.00
              4/21/1999        14,719.00
              4/22/1999        14,876.00
              4/23/1999        14,876.00
              4/26/1999        14,949.00
              4/27/1999        14,981.00
              4/28/1999        14,960.00
              4/29/1999        14,949.00
              4/30/1999        14,939.00
               5/3/1999        15,127.00
               5/4/1999        15,022.00
               5/5/1999        15,075.00
               5/6/1999        14,981.00
               5/7/1999        15,033.00
              5/10/1999        15,106.00
              5/11/1999        15,179.00
              5/12/1999        15,232.00
              5/13/1999        15,263.00
              5/14/1999        15,033.00
              5/17/1999        14,970.00
              5/18/1999        14,928.00
              5/19/1999        14,991.00
              5/20/1999        15,022.00
              5/21/1999        14,949.00
              5/24/1999        14,729.00
              5/25/1999        14,520.00
              5/26/1999        14,614.00
              5/27/1999        14,447.00
              5/28/1999        14,572.00
              5/31/1999        14,572.00
               6/1/1999        14,551.00
               6/2/1999        14,562.00
               6/3/1999        14,604.00
               6/4/1999        14,782.00
               6/7/1999        14,865.00
               6/8/1999        14,729.00
               6/9/1999        14,719.00
              6/10/1999        14,614.00
              6/11/1999        14,593.00
              6/14/1999        14,509.00
              6/15/1999        14,593.00
              6/16/1999        14,750.00
              6/17/1999        14,834.00
              6/18/1999        14,928.00
              6/21/1999        14,970.00
              6/22/1999        14,865.00
              6/23/1999        14,865.00
              6/24/1999        14,719.00
              6/25/1999        14,708.00
              6/28/1999        14,855.00
              6/29/1999        15,001.00
              6/30/1999        15,148.00
               7/1/1999        15,190.00
               7/2/1999        15,242.00
               7/5/1999        15,242.00
               7/6/1999        15,253.00
               7/7/1999        15,148.00
               7/8/1999        15,127.00
               7/9/1999        15,200.00
              7/12/1999        15,190.00
              7/13/1999        15,159.00
              7/14/1999        15,253.00
              7/15/1999        15,368.00
              7/16/1999        15,389.00
              7/19/1999        15,347.00
              7/20/1999        15,127.00
              7/21/1999        15,179.00
              7/22/1999        15,033.00
              7/23/1999        15,022.00
              7/26/1999        14,907.00
              7/27/1999        14,970.00
              7/28/1999        15,001.00
              7/29/1999        14,813.00
              7/30/1999        14,803.00
               8/2/1999        14,750.00
               8/3/1999        14,677.00
               8/4/1999        14,541.00
               8/5/1999        14,583.00
               8/6/1999        14,509.00
               8/9/1999        14,520.00
              8/10/1999        14,363.00
              8/11/1999        14,509.00
              8/12/1999        14,499.00
              8/13/1999        14,698.00
              8/16/1999        14,719.00
              8/17/1999        14,824.00
              8/18/1999        14,740.00
              8/19/1999        14,719.00
              8/20/1999        14,761.00
              8/23/1999        14,907.00
              8/24/1999        14,824.00
              8/25/1999        14,876.00
              8/26/1999        14,771.00
              8/27/1999        14,687.00
              8/30/1999        14,499.00
              8/31/1999        14,520.00
               9/1/1999        14,551.00
               9/2/1999        14,415.00
               9/3/1999        14,666.00
               9/6/1999        14,666.00
               9/7/1999        14,719.00
               9/8/1999        14,708.00
               9/9/1999        14,803.00
              9/10/1999        14,855.00
              9/13/1999        14,792.00
              9/14/1999        14,708.00
              9/15/1999        14,593.00
              9/16/1999        14,499.00
              9/17/1999        14,562.00
              9/20/1999        14,530.00
              9/21/1999        14,342.00
              9/22/1999        14,311.00
              9/23/1999        14,122.00
              9/24/1999        14,017.00
              9/27/1999        14,080.00
              9/28/1999        14,017.00
              9/29/1999        14,049.00
              9/30/1999        14,133.00
              10/1/1999        14,112.00
              10/4/1999        14,195.00
              10/5/1999        14,154.00
              10/6/1999        14,290.00
              10/7/1999        14,258.00
              10/8/1999        14,311.00
             10/11/1999        14,405.00
             10/12/1999        14,279.00
             10/13/1999        14,049.00
             10/14/1999        13,986.00
             10/15/1999        13,724.00
             10/18/1999        13,672.00
             10/19/1999        13,745.00
             10/20/1999        13,902.00
             10/21/1999        13,923.00
             10/22/1999        14,091.00
             10/25/1999        14,091.00
             10/26/1999        13,986.00
             10/27/1999        14,049.00
             10/28/1999        14,290.00
             10/29/1999        14,530.00
              11/1/1999        14,520.00
              11/2/1999        14,489.00
              11/3/1999        14,604.00
              11/4/1999        14,687.00
              11/5/1999        14,740.00
              11/8/1999        14,782.00
              11/9/1999        14,771.00
             11/10/1999        14,855.00
             11/11/1999        14,949.00
             11/12/1999        15,085.00
             11/15/1999        15,159.00
             11/16/1999        15,316.00
             11/17/1999        15,284.00
             11/18/1999        15,441.00
             11/19/1999        15,420.00
             11/22/1999        15,399.00
             11/23/1999        15,305.00
             11/24/1999        15,431.00
             11/25/1999        15,431.00
             11/26/1999        15,535.00
             11/29/1999        15,462.00
             11/30/1999        15,253.00
              12/1/1999        15,347.00
              12/2/1999        15,462.00
              12/3/1999        15,661.00
              12/6/1999        15,776.00
              12/7/1999        15,797.00
              12/8/1999        15,881.00
              12/9/1999        15,891.00
             12/10/1999        15,986.00
             12/13/1999        15,996.00
             12/14/1999        15,860.00
             12/15/1999        15,828.00
             12/16/1999        15,965.00
             12/17/1999        16,027.00
             12/20/1999        16,080.00
             12/21/1999        16,247.00
             12/22/1999        16,352.00
             12/23/1999        16,551.00
             12/24/1999        16,551.00
             12/27/1999        16,614.00
             12/28/1999        16,645.00
             12/29/1999        16,854.00
             12/30/1999        16,886.00
             12/31/1999        17,027.00
               1/3/2000        16,983.00
               1/4/2000        16,361.00
               1/5/2000        16,183.00
               1/6/2000        16,017.00
               1/7/2000        16,417.00
              1/10/2000        16,827.00
              1/11/2000        16,605.00
              1/12/2000        16,461.00
              1/13/2000        16,738.00
              1/14/2000        16,894.00
              1/17/2000        16,894.00
              1/18/2000        17,005.00
              1/19/2000        17,127.00
              1/20/2000        17,127.00
              1/21/2000        17,216.00
              1/24/2000        16,805.00
              1/25/2000        16,861.00
              1/26/2000        16,838.00
              1/27/2000        16,805.00
              1/28/2000        16,394.00
              1/31/2000        16,539.00
               2/1/2000        16,794.00
               2/2/2000        16,938.00
               2/3/2000        17,249.00
               2/4/2000        17,316.00
               2/7/2000        17,349.00
               2/8/2000        17,582.00
               2/9/2000        17,471.00
              2/10/2000        17,527.00
              2/11/2000        17,305.00
              2/14/2000        17,349.00
              2/15/2000        17,338.00
              2/16/2000        17,305.00
              2/17/2000        17,482.00
              2/18/2000        17,182.00
              2/21/2000        17,182.00
              2/22/2000        17,160.00
              2/23/2000        17,504.00
              2/24/2000        17,626.00
              2/25/2000        17,571.00
              2/28/2000        17,582.00
              2/29/2000        17,893.00
               3/1/2000        18,148.00
               3/2/2000        18,126.00
               3/3/2000        18,415.00
               3/6/2000        18,392.00
               3/7/2000        18,237.00
               3/8/2000        18,215.00
               3/9/2000        18,426.00
              3/10/2000        18,348.00
              3/13/2000        17,904.00
              3/14/2000        17,471.00
              3/15/2000        17,182.00
              3/16/2000        17,715.00
              3/17/2000        17,926.00
              3/20/2000        17,582.00
              3/21/2000        17,760.00
              3/22/2000        18,093.00
              3/23/2000        18,259.00
              3/24/2000        18,348.00
              3/27/2000        18,370.00
              3/28/2000        18,159.00
              3/29/2000        17,860.00
              3/30/2000        17,438.00
              3/31/2000        17,693.00
               4/3/2000        17,171.00
               4/4/2000        16,827.00
               4/5/2000        16,849.00
               4/6/2000        17,260.00
               4/7/2000        17,649.00
              4/10/2000        17,182.00
              4/11/2000        16,927.00
              4/12/2000        16,328.00
              4/13/2000        16,050.00
              4/14/2000        15,240.00
              4/17/2000        15,373.00
              4/18/2000        15,973.00
              4/19/2000        15,917.00
              4/20/2000        15,862.00
              4/21/2000        15,862.00
              4/24/2000        15,617.00
              4/25/2000        15,984.00
              4/26/2000        15,950.00
              4/27/2000        16,072.00
              4/28/2000        16,250.00
               5/1/2000        16,461.00
               5/2/2000        16,317.00
               5/3/2000        15,973.00
               5/4/2000        16,061.00
               5/5/2000        16,250.00
               5/8/2000        16,095.00
               5/9/2000        15,961.00
              5/10/2000        15,640.00
              5/11/2000        15,873.00
              5/12/2000        16,050.00
              5/15/2000        16,239.00
              5/16/2000        16,394.00
              5/17/2000        16,217.00
              5/18/2000        16,039.00
              5/19/2000        15,739.00
              5/22/2000        15,517.00
              5/23/2000        15,307.00
              5/24/2000        15,406.00
              5/25/2000        15,384.00
              5/26/2000        15,362.00
              5/29/2000        15,362.00
              5/30/2000        15,850.00
              5/31/2000        15,939.00
               6/1/2000        16,172.00
               6/2/2000        16,472.00
               6/5/2000        16,461.00
               6/6/2000        16,505.00
               6/7/2000        16,572.00
               6/8/2000        16,494.00
               6/9/2000        16,539.00
              6/12/2000        16,494.00
              6/13/2000        16,583.00
              6/14/2000        16,627.00
              6/15/2000        16,594.00
              6/16/2000        16,627.00
              6/19/2000        16,794.00
              6/20/2000        16,750.00
              6/21/2000        16,838.00
              6/22/2000        16,539.00
              6/23/2000        16,383.00
              6/26/2000        16,472.00
              6/27/2000        16,461.00
              6/28/2000        16,528.00
              6/29/2000        16,472.00
              6/30/2000        16,583.00
               7/3/2000        16,761.00
               7/4/2000        16,761.00
               7/5/2000        16,572.00
               7/6/2000        16,716.00
               7/7/2000        16,894.00
              7/10/2000        16,894.00
              7/11/2000        16,927.00
              7/12/2000        17,038.00
              7/13/2000        17,027.00
              7/14/2000        17,171.00
              7/17/2000        17,160.00
              7/18/2000        16,949.00
              7/19/2000        16,805.00
              7/20/2000        16,983.00
              7/21/2000        16,872.00
              7/24/2000        16,672.00
              7/25/2000        16,705.00
              7/26/2000        16,572.00
              7/27/2000        16,361.00
              7/28/2000        16,039.00
              7/31/2000        16,161.00
               8/1/2000        16,250.00
               8/2/2000        16,228.00
               8/3/2000        16,294.00
               8/4/2000        16,450.00
               8/7/2000        16,661.00
               8/8/2000        16,672.00
               8/9/2000        16,605.00
              8/10/2000        16,505.00
              8/11/2000        16,627.00
              8/14/2000        16,783.00
              8/15/2000        16,738.00
              8/16/2000        16,705.00
              8/17/2000        16,861.00
              8/18/2000        16,827.00
              8/21/2000        16,872.00
              8/22/2000        16,883.00
              8/23/2000        16,916.00
              8/24/2000        16,983.00
              8/25/2000        17,016.00
              8/28/2000        17,071.00
              8/29/2000        17,027.00
              8/30/2000        17,016.00
              8/31/2000        17,182.00
               9/1/2000        17,293.00
               9/4/2000        17,293.00
               9/5/2000        17,127.00
               9/6/2000        16,938.00
               9/7/2000        17,027.00
               9/8/2000        16,883.00
              9/11/2000        16,805.00
              9/12/2000        16,716.00
              9/13/2000        16,772.00
              9/14/2000        16,805.00
              9/15/2000        16,650.00
              9/18/2000        16,361.00
              9/19/2000        16,483.00
              9/20/2000        16,417.00
              9/21/2000        16,328.00
              9/22/2000        16,417.00
              9/25/2000        16,417.00
              9/26/2000        16,283.00
              9/27/2000        16,239.00
              9/28/2000        16,539.00
              9/29/2000        16,383.00
              9/30/2000        16,383.00
              10/2/2000        16,294.00
              10/3/2000        16,195.00
              10/4/2000        16,228.00
              10/5/2000        16,217.00
              10/6/2000        15,895.00
              10/9/2000        15,806.00
             10/10/2000        15,640.00
             10/11/2000        15,384.00
             10/12/2000        14,985.00
             10/13/2000        15,429.00
             10/16/2000        15,495.00
             10/17/2000        15,229.00
             10/18/2000        15,129.00
             10/19/2000        15,584.00
             10/20/2000        15,751.00
             10/23/2000        15,784.00
             10/24/2000        15,795.00
             10/25/2000        15,451.00
             10/26/2000        15,373.00
             10/27/2000        15,495.00
             10/30/2000        15,606.00
             10/31/2000        16,006.00
              11/1/2000        16,017.00
              11/2/2000        16,161.00
              11/3/2000        16,172.00
              11/6/2000        16,172.00
              11/7/2000        16,161.00
              11/8/2000        15,939.00
              11/9/2000        15,784.00
             11/10/2000        15,473.00
             11/13/2000        15,240.00
             11/14/2000        15,540.00
             11/15/2000        15,662.00
             11/16/2000        15,473.00
             11/17/2000        15,418.00
             11/20/2000        15,085.00
             11/21/2000        15,129.00
             11/22/2000        14,840.00
             11/23/2000        14,840.00
             11/24/2000        15,096.00
             11/27/2000        15,229.00
             11/28/2000        15,018.00
             11/29/2000        15,029.00
             11/30/2000        14,840.00
              12/1/2000        14,962.00
              12/4/2000        14,985.00
              12/5/2000        15,562.00
              12/6/2000        15,384.00
              12/7/2000        15,307.00
              12/8/2000        15,640.00
             12/11/2000        15,784.00
             12/12/2000        15,651.00
             12/13/2000        15,506.00
             12/14/2000        15,284.00
             12/15/2000        15,129.00
             12/18/2000        15,207.00
             12/19/2000        15,051.00
             12/20/2000        14,618.00
             12/21/2000        14,696.00
             12/22/2000        15,029.00
             12/25/2000        15,029.00
             12/26/2000        15,118.00
             12/27/2000        15,307.00
             12/28/2000        15,451.00
             12/29/2000        15,367.00
             12/30/2000        15,367.00
             12/31/2000        15,367.00
               1/1/2001        15,367.00
               1/2/2001        14,993.00
               1/3/2001        15,504.00
               1/4/2001        15,442.00
               1/5/2001        15,142.00
               1/8/2001        15,080.00
               1/9/2001        15,092.00
              1/10/2001        15,205.00
              1/11/2001        15,367.00
              1/12/2001        15,329.00
              1/15/2001        15,329.00
              1/16/2001        15,442.00
              1/17/2001        15,442.00
              1/18/2001        15,529.00
              1/19/2001        15,392.00
              1/22/2001        15,429.00
              1/23/2001        15,616.00
              1/24/2001        15,604.00
              1/25/2001        15,616.00
              1/26/2001        15,566.00
              1/29/2001        15,654.00
              1/30/2001        15,741.00
              1/31/2001        15,716.00
               2/1/2001        15,778.00
               2/2/2001        15,616.00
               2/5/2001        15,666.00
               2/6/2001        15,691.00
               2/7/2001        15,666.00
               2/8/2001        15,641.00
               2/9/2001        15,517.00
              2/12/2001        15,654.00
              2/13/2001        15,591.00
              2/14/2001        15,579.00
              2/15/2001        15,666.00
              2/16/2001        15,492.00
              2/19/2001        15,492.00
              2/20/2001        15,354.00
              2/21/2001        15,130.00
              2/22/2001        15,043.00
              2/23/2001        14,968.00
              2/26/2001        15,230.00
              2/27/2001        15,167.00
              2/28/2001        15,055.00
               3/1/2001        15,030.00
               3/2/2001        15,067.00
               3/5/2001        15,142.00
               3/6/2001        15,242.00
               3/7/2001        15,367.00
               3/8/2001        15,404.00
               3/9/2001        15,167.00
              3/12/2001        14,643.00
              3/13/2001        14,693.00
              3/14/2001        14,406.00
              3/15/2001        14,431.00
              3/16/2001        14,169.00
              3/19/2001        14,406.00
              3/20/2001        14,219.00
              3/21/2001        13,945.00
              3/22/2001        13,770.00
              3/23/2001        13,995.00
              3/26/2001        14,169.00
              3/27/2001        14,369.00
              3/28/2001        14,132.00
              3/29/2001        14,095.00
              3/30/2001        14,219.00
              3/31/2001        14,219.00
               4/2/2001        14,020.00
               4/3/2001        13,608.00
               4/4/2001        13,621.00
               4/5/2001        14,095.00
               4/6/2001        13,870.00
               4/9/2001        14,020.00
              4/10/2001        14,319.00
              4/11/2001        14,219.00
              4/12/2001        14,394.00
              4/13/2001        14,394.00
              4/16/2001        14,369.00
              4/17/2001        14,519.00
              4/18/2001        14,955.00
              4/19/2001        15,055.00
              4/20/2001        14,930.00
              4/23/2001        14,781.00
              4/24/2001        14,668.00
              4/25/2001        14,880.00
              4/26/2001        14,968.00
              4/27/2001        15,142.00
              4/30/2001        15,167.00
               5/1/2001        15,292.00
               5/2/2001        15,280.00
               5/3/2001        15,067.00
               5/4/2001        15,255.00
               5/7/2001        15,217.00
               5/8/2001        15,205.00
               5/9/2001        15,192.00
              5/10/2001        15,242.00
              5/11/2001        15,155.00
              5/14/2001        15,192.00
              5/15/2001        15,230.00
              5/16/2001        15,616.00
              5/17/2001        15,741.00
              5/18/2001        15,778.00
              5/21/2001        16,028.00
              5/22/2001        16,003.00
              5/23/2001        15,766.00
              5/24/2001        15,828.00
              5/25/2001        15,716.00
              5/28/2001        15,716.00
              5/29/2001        15,616.00
              5/30/2001        15,392.00
              5/31/2001        15,504.00
               6/1/2001        15,566.00
               6/4/2001        15,654.00
               6/5/2001        15,853.00
               6/6/2001        15,691.00
               6/7/2001        15,729.00
               6/8/2001        15,616.00
              6/11/2001        15,467.00
              6/12/2001        15,454.00
              6/13/2001        15,354.00
              6/14/2001        15,105.00
              6/15/2001        15,092.00
              6/18/2001        15,030.00
              6/19/2001        15,043.00
              6/20/2001        15,167.00
              6/21/2001        15,255.00
              6/22/2001        15,117.00
              6/25/2001        15,018.00
              6/26/2001        15,018.00
              6/27/2001        15,005.00
              6/28/2001        15,142.00
              6/29/2001        15,217.00
              6/30/2001        15,217.00
               7/2/2001        15,280.00
               7/3/2001        15,267.00
               7/4/2001        15,267.00
               7/5/2001        15,130.00
               7/6/2001        14,855.00
               7/9/2001        14,918.00
              7/10/2001        14,731.00
              7/11/2001        14,693.00
              7/12/2001        14,955.00
              7/13/2001        15,055.00
              7/16/2001        14,905.00
              7/17/2001        15,030.00
              7/18/2001        14,980.00
              7/19/2001        15,043.00
              7/20/2001        15,018.00
              7/23/2001        14,831.00
              7/24/2001        14,594.00
              7/25/2001        14,806.00
              7/26/2001        14,980.00
              7/27/2001        15,030.00
              7/30/2001        15,030.00
              7/31/2001        15,092.00
               8/1/2001        15,167.00
               8/2/2001        15,242.00
               8/3/2001        15,167.00
               8/6/2001        15,030.00
               8/7/2001        15,030.00
               8/8/2001        14,818.00
               8/9/2001        14,793.00
              8/10/2001        14,868.00
              8/13/2001        14,918.00
              8/14/2001        14,918.00
              8/15/2001        14,843.00
              8/16/2001        14,855.00
              8/17/2001        14,668.00
              8/20/2001        14,718.00
              8/21/2001        14,618.00
              8/22/2001        14,718.00
              8/23/2001        14,706.00
              8/24/2001        14,918.00
              8/27/2001        14,868.00
              8/28/2001        14,693.00
              8/29/2001        14,569.00
              8/30/2001        14,369.00
              8/31/2001        14,419.00
               9/3/2001        14,419.00
               9/4/2001        14,419.00
               9/5/2001        14,357.00
               9/6/2001        14,107.00
               9/7/2001        13,883.00
              9/10/2001        13,895.00
              9/11/2001        13,895.00
              9/12/2001        13,895.00
              9/13/2001        13,895.00
              9/14/2001        13,895.00
              9/17/2001        13,172.00
              9/18/2001        13,034.00
              9/19/2001        12,772.00
              9/20/2001        12,411.00
              9/21/2001        12,199.00
              9/24/2001        12,523.00
              9/25/2001        12,585.00
              9/26/2001        12,473.00
              9/27/2001        12,610.00
              9/28/2001        12,885.00
              9/29/2001        12,885.00
              9/30/2001        12,885.00
              10/1/2001        12,797.00
              10/2/2001        12,947.00
              10/3/2001        13,197.00
              10/4/2001        13,209.00
              10/5/2001        13,197.00
              10/8/2001        13,109.00
              10/9/2001        13,059.00
             10/10/2001        13,321.00
             10/11/2001        13,533.00
             10/12/2001        13,471.00
             10/15/2001        13,434.00
             10/16/2001        13,571.00
             10/17/2001        13,321.00
             10/18/2001        13,221.00
             10/19/2001        13,271.00
             10/22/2001        13,434.00
             10/23/2001        13,396.00
             10/24/2001        13,384.00
             10/25/2001        13,558.00
             10/26/2001        13,621.00
             10/29/2001        13,384.00
             10/30/2001        13,147.00
             10/31/2001        13,159.00
              11/1/2001        13,346.00
              11/2/2001        13,346.00
              11/5/2001        13,471.00
              11/6/2001        13,583.00
              11/7/2001        13,583.00
              11/8/2001        13,596.00
              11/9/2001        13,621.00
             11/12/2001        13,608.00
             11/13/2001        13,820.00
             11/14/2001        13,820.00
             11/15/2001        13,783.00
             11/16/2001        13,795.00
             11/19/2001        13,945.00
             11/20/2001        13,895.00
             11/21/2001        13,833.00
             11/22/2001        13,833.00
             11/23/2001        13,970.00
             11/26/2001        14,020.00
             11/27/2001        13,970.00
             11/28/2001        13,808.00
             11/29/2001        13,920.00
             11/30/2001        13,907.00
              12/3/2001        13,845.00
              12/4/2001        13,982.00
              12/5/2001        14,257.00
              12/6/2001        14,219.00
              12/7/2001        14,144.00
             12/10/2001        13,970.00
             12/11/2001        13,932.00
             12/12/2001        13,907.00
             12/13/2001        13,770.00
             12/14/2001        13,820.00
             12/17/2001        13,895.00
             12/18/2001        14,007.00
             12/19/2001        14,082.00
             12/20/2001        14,032.00
             12/21/2001        14,132.00
             12/24/2001        14,144.00
             12/25/2001        14,144.00
             12/26/2001        14,219.00
             12/27/2001        14,294.00
             12/28/2001        14,349.00
             12/31/2001        14,249.00
               1/1/2002        14,249.00
               1/2/2002        14,236.00
               1/3/2002        14,286.00
               1/4/2002        14,387.00
               1/7/2002        14,337.00
               1/8/2002        14,311.00
               1/9/2002        14,249.00
              1/10/2002        14,274.00
              1/11/2002        14,174.00
              1/14/2002        14,073.00
              1/15/2002        14,149.00
              1/16/2002        13,973.00
              1/17/2002        14,073.00
              1/18/2002        13,986.00
              1/21/2002        13,986.00
              1/22/2002        13,948.00
              1/23/2002        14,048.00
              1/24/2002        14,086.00
              1/25/2002        14,098.00
              1/28/2002        14,111.00
              1/29/2002        13,848.00
              1/30/2002        13,948.00
              1/31/2002        14,123.00
               2/1/2002        14,036.00
               2/4/2002        13,785.00
               2/5/2002        13,773.00
               2/6/2002        13,660.00
               2/7/2002        13,635.00
               2/8/2002        13,798.00
              2/11/2002        13,935.00
              2/12/2002        13,910.00
              2/13/2002        14,023.00
              2/14/2002        13,998.00
              2/15/2002        13,935.00
              2/18/2002        13,935.00
              2/19/2002        13,748.00
              2/20/2002        13,898.00
              2/21/2002        13,760.00
              2/22/2002        13,810.00
              2/25/2002        13,973.00
              2/26/2002        14,036.00
              2/27/2002        14,048.00
              2/28/2002        13,998.00
               3/1/2002        14,236.00
               3/4/2002        14,462.00
               3/5/2002        14,412.00
               3/6/2002        14,575.00
               3/7/2002        14,562.00
               3/8/2002        14,625.00
              3/11/2002        14,675.00
              3/12/2002        14,625.00
              3/13/2002        14,562.00
              3/14/2002        14,575.00
              3/15/2002        14,700.00
              3/18/2002        14,750.00
              3/19/2002        14,788.00
              3/20/2002        14,650.00
              3/21/2002        14,687.00
              3/22/2002        14,612.00
              3/25/2002        14,462.00
              3/26/2002        14,512.00
              3/27/2002        14,600.00
              3/28/2002        14,650.00
              3/29/2002        14,650.00
              3/30/2002        14,650.00
              3/31/2002        14,650.00
               4/1/2002        14,650.00
               4/2/2002        14,550.00
               4/3/2002        14,487.00
               4/4/2002        14,462.00
               4/5/2002        14,462.00
               4/8/2002        14,487.00
               4/9/2002        14,462.00
              4/10/2002        14,600.00
              4/11/2002        14,424.00
              4/12/2002        14,462.00
              4/15/2002        14,474.00
              4/16/2002        14,675.00
              4/17/2002        14,687.00
              4/18/2002        14,700.00
              4/19/2002        14,725.00
              4/22/2002        14,600.00
              4/23/2002        14,600.00
              4/24/2002        14,562.00
              4/25/2002        14,562.00
              4/26/2002        14,462.00
              4/29/2002        14,399.00
              4/30/2002        14,487.00
               5/1/2002        14,575.00
               5/2/2002        14,562.00
               5/3/2002        14,499.00
               5/6/2002        14,374.00
               5/7/2002        14,337.00
               5/8/2002        14,600.00
               5/9/2002        14,462.00
              5/10/2002        14,362.00
              5/13/2002        14,474.00
              5/14/2002        14,637.00
              5/15/2002        14,637.00
              5/16/2002        14,625.00
              5/17/2002        14,675.00
              5/20/2002        14,600.00
              5/21/2002        14,499.00
              5/22/2002        14,512.00
              5/23/2002        14,600.00
              5/24/2002        14,499.00
              5/27/2002        14,499.00
              5/28/2002        14,437.00
              5/29/2002        14,412.00
              5/30/2002        14,374.00
              5/31/2002        14,399.00
               6/3/2002        14,211.00
               6/4/2002        14,149.00
               6/5/2002        14,199.00
               6/6/2002        14,073.00
               6/7/2002        14,086.00
              6/10/2002        14,086.00
              6/11/2002        13,948.00
              6/12/2002        13,898.00
              6/13/2002        13,823.00
              6/14/2002        13,773.00
              6/17/2002        13,998.00
              6/18/2002        13,986.00
              6/19/2002        13,898.00
              6/20/2002        13,773.00
              6/21/2002        13,672.00
              6/24/2002        13,647.00
              6/25/2002        13,522.00
              6/26/2002        13,484.00
              6/27/2002        13,560.00
              6/28/2002        13,610.00
              6/29/2002        13,610.00
              6/30/2002        13,610.00
               7/1/2002        13,409.00
               7/2/2002        13,146.00
               7/3/2002        13,146.00
               7/4/2002        13,146.00
               7/5/2002        13,434.00
               7/8/2002        13,409.00
               7/9/2002        13,259.00
              7/10/2002        13,008.00
              7/11/2002        12,983.00
              7/12/2002        12,971.00
              7/15/2002        12,895.00
              7/16/2002        12,820.00
              7/17/2002        12,920.00
              7/18/2002        12,757.00
              7/19/2002        12,482.00
              7/22/2002        12,231.00
              7/23/2002        11,943.00
              7/24/2002        12,294.00
              7/25/2002        12,244.00
              7/26/2002        12,331.00
              7/29/2002        12,732.00
              7/30/2002        12,795.00
              7/31/2002        12,858.00
               8/1/2002        12,632.00
               8/2/2002        12,457.00
               8/5/2002        12,181.00
               8/6/2002        12,369.00
               8/7/2002        12,469.00
               8/8/2002        12,695.00
               8/9/2002        12,732.00
              8/12/2002        12,695.00
              8/13/2002        12,544.00
              8/14/2002        12,783.00
              8/15/2002        12,895.00
              8/16/2002        12,908.00
              8/19/2002        13,096.00
              8/20/2002        13,008.00
              8/21/2002        13,159.00
              8/22/2002        13,296.00
              8/23/2002        13,121.00
              8/26/2002        13,196.00
              8/27/2002        13,058.00
              8/28/2002        12,895.00
              8/29/2002        12,920.00
              8/30/2002        12,883.00
               9/2/2002        12,883.00
               9/3/2002        12,582.00
               9/4/2002        12,707.00
               9/5/2002        12,582.00
               9/6/2002        12,720.00
               9/9/2002        12,783.00
              9/10/2002        12,858.00
              9/11/2002        12,870.00
              9/12/2002        12,695.00
              9/13/2002        12,707.00
              9/16/2002        12,682.00
              9/17/2002        12,519.00
              9/18/2002        12,482.00
              9/19/2002        12,231.00
              9/20/2002        12,244.00
              9/23/2002        12,106.00
              9/24/2002        11,968.00
              9/25/2002        12,143.00
              9/26/2002        12,294.00
              9/27/2002        12,131.00
              9/30/2002        12,006.00
              10/1/2002        12,206.00
              10/2/2002        12,106.00
              10/3/2002        11,993.00
              10/4/2002        11,818.00
              10/7/2002        11,642.00
              10/8/2002        11,692.00
              10/9/2002        11,492.00
             10/10/2002        11,692.00
             10/11/2002        11,943.00
             10/14/2002        12,018.00
             10/15/2002        12,331.00
             10/16/2002        12,156.00
             10/17/2002        12,356.00
             10/18/2002        12,407.00
             10/21/2002        12,532.00
             10/22/2002        12,407.00
             10/23/2002        12,494.00
             10/24/2002        12,407.00
             10/25/2002        12,507.00
             10/28/2002        12,469.00
             10/29/2002        12,369.00
             10/30/2002        12,469.00
             10/31/2002        12,444.00
              11/1/2002        12,595.00
              11/4/2002        12,670.00
              11/5/2002        12,745.00
              11/6/2002        12,858.00
              11/7/2002        12,682.00
              11/8/2002        12,582.00
             11/11/2002        12,419.00
             11/12/2002        12,482.00
             11/13/2002        12,444.00
             11/14/2002        12,632.00
             11/15/2002        12,682.00
             11/18/2002        12,645.00
             11/19/2002        12,582.00
             11/20/2002        12,720.00
             11/21/2002        12,908.00
             11/22/2002        12,920.00
             11/25/2002        12,945.00
             11/26/2002        12,795.00
             11/27/2002        13,021.00
             11/28/2002        13,021.00
             11/29/2002        13,046.00
              12/2/2002        13,083.00
              12/3/2002        12,933.00
              12/4/2002        12,908.00
              12/5/2002        12,845.00
              12/6/2002        12,895.00
              12/9/2002        12,695.00
             12/10/2002        12,795.00
             12/11/2002        12,795.00
             12/12/2002        12,808.00
             12/13/2002        12,682.00
             12/16/2002        12,870.00
             12/17/2002        12,808.00
             12/18/2002        12,695.00
             12/19/2002        12,632.00
             12/20/2002        12,720.00
             12/23/2002        12,757.00
             12/24/2002        12,732.00
             12/25/2002        12,732.00
             12/26/2002        12,720.00
             12/27/2002        12,582.00
             12/30/2002        12,607.00
             12/31/2002        12,644.00
               1/1/2003        12,644.00
               1/2/2003        12,896.00
               1/3/2003        12,884.00
               1/6/2003        13,023.00
               1/7/2003        12,934.00
               1/8/2003        12,808.00
               1/9/2003        12,972.00
              1/10/2003        12,997.00
              1/13/2003        12,985.00
              1/14/2003        13,010.00
              1/15/2003        12,934.00
              1/16/2003        12,922.00
              1/17/2003        12,795.00
              1/20/2003        12,795.00
              1/21/2003        12,644.00
              1/22/2003        12,581.00
              1/23/2003        12,656.00
              1/24/2003        12,454.00
              1/27/2003        12,265.00
              1/28/2003        12,353.00
              1/29/2003        12,391.00
              1/30/2003        12,240.00
              1/31/2003        12,353.00
               2/3/2003        12,391.00
               2/4/2003        12,277.00
               2/5/2003        12,265.00
               2/6/2003        12,227.00
               2/7/2003        12,126.00
              2/10/2003        12,164.00
              2/11/2003        12,176.00
              2/12/2003        12,037.00
              2/13/2003        11,974.00
              2/14/2003        12,113.00
              2/17/2003        12,113.00
              2/18/2003        12,290.00
              2/19/2003        12,227.00
              2/20/2003        12,214.00
              2/21/2003        12,341.00
              2/24/2003        12,202.00
              2/25/2003        12,176.00
              2/26/2003        12,101.00
              2/27/2003        12,202.00
              2/28/2003        12,265.00
               3/3/2003        12,214.00
               3/4/2003        12,101.00
               3/5/2003        12,126.00
               3/6/2003        12,075.00
               3/7/2003        12,088.00
              3/10/2003        11,898.00
              3/11/2003        11,823.00
              3/12/2003        11,785.00
              3/13/2003        12,050.00
              3/14/2003        12,101.00
              3/17/2003        12,353.00
              3/18/2003        12,391.00
              3/19/2003        12,429.00
              3/20/2003        12,479.00
              3/21/2003        12,656.00
              3/24/2003        12,366.00
              3/25/2003        12,479.00
              3/26/2003        12,454.00
              3/27/2003        12,454.00
              3/28/2003        12,442.00
              3/31/2003        12,328.00
               4/1/2003        12,378.00
               4/2/2003        12,581.00
               4/3/2003        12,543.00
               4/4/2003        12,543.00
               4/7/2003        12,631.00
               4/8/2003        12,606.00
               4/9/2003        12,517.00
              4/10/2003        12,568.00
              4/11/2003        12,555.00
              4/14/2003        12,694.00
              4/15/2003        12,783.00
              4/16/2003        12,682.00
              4/17/2003        12,833.00
              4/18/2003        12,833.00
              4/21/2003        12,833.00
              4/22/2003        12,997.00
              4/23/2003        13,086.00
              4/24/2003        13,023.00
              4/25/2003        12,922.00
              4/28/2003        13,061.00
              4/29/2003        13,086.00
              4/30/2003        13,136.00
               5/1/2003        13,149.00
               5/2/2003        13,275.00
               5/5/2003        13,301.00
               5/6/2003        13,414.00
               5/7/2003        13,376.00
               5/8/2003        13,263.00
               5/9/2003        13,402.00
              5/12/2003        13,515.00
              5/13/2003        13,503.00
              5/14/2003        13,503.00
              5/15/2003        13,578.00
              5/16/2003        13,604.00
              5/19/2003        13,376.00
              5/20/2003        13,364.00
              5/21/2003        13,376.00
              5/22/2003        13,490.00
              5/23/2003        13,515.00
              5/26/2003        13,515.00
              5/27/2003        13,654.00
              5/28/2003        13,679.00
              5/29/2003        13,705.00
              5/30/2003        13,844.00
               6/2/2003        13,919.00
               6/3/2003        13,919.00
               6/4/2003        14,084.00
               6/5/2003        14,159.00
               6/6/2003        14,172.00
               6/9/2003        14,020.00
              6/10/2003        14,096.00
              6/11/2003        14,260.00
              6/12/2003        14,273.00
              6/13/2003        14,185.00
              6/16/2003        14,374.00
              6/17/2003        14,425.00
              6/18/2003        14,374.00
              6/19/2003        14,298.00
              6/20/2003        14,286.00
              6/23/2003        14,122.00
              6/24/2003        14,122.00
              6/25/2003        14,084.00
              6/26/2003        14,122.00
              6/27/2003        14,071.00
              6/30/2003        14,046.00



--------------------------------------------------------------------------------

                                     12 MONTHS        ANNUALIZED
                          YTD          ENDED        SINCE INCEPTION
TOTAL RETURN (%)        6/30/03        6/30/03        (12/16/96)
----------------        -------      ----------     ---------------
Kobren Growth            11.1%          3.2%             5.3%

--------------------------------------------------------------------------------


KOBREN GROWTH FUND (Ticker: KOGRX): As most investors know, 1999 through 2001 were very difficult years for the equities markets. While we were pleased to have fared well versus the major market averages (and other funds in our peer group), it was nonetheless a challenging time. After hitting a low on March 11th, however, the Fund came back strong posting an 11.1% first half return. We are especially gratified that we achieved this return with 37% less volatility than the S&P 500 Index over the past six months as turbulent markets persist and we attempt to smooth out the ride.
Our diversification efforts included unconventional bond funds (MFS HIGH INCOME and PIMCO REAL RETURN) and an alternative fund (PIMCO COMMODITY REAL RETURN STRATEGY). We've held bonds for some time and added PIMCO Commodity Real Return Strategy in March as we were intrigued by this fund's equity-like return potential combined with its diversifying qualities.
While all current fund positions provided positive returns, the largest contributors to first half performance were our value funds, namely OAKMARK SELECT, LONGLEAF PARTNERS SMALL CAP and LONGLEAF PARTNERS. Longleaf Partners Small Cap had the best return of the group, returning over 20% for the first half of the year. This fund had a relative performance rough patch several years ago, but our patience was rewarded as Longleaf's management team impressively recorded top quartile peer group returns over the last 1 1/2 years.


--------------------------------------------------------------------------------
                               ASSET ALLOCATION*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

International     14.8%
Bond              15.7%
U.S. Stocks       68.4%
Cash & Net Other
 Assets and Liab.  1.1%

--------------------------------------------------------------------------------
                               STYLE ALLOCATION*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash & Net Other Assets and Liab. 1.1%
Large Cap Blend                   9.4%
Large Cap Growth                 24.1%
Small Cap Value                  11.4%
International                    14.8%
Mid Cap Value                    23.5%
Bond                             15.7%

*BASED ON TOTAL NET ASSETS.
--------------------------------------------------------------------------------
                               TOP TEN HOLDINGS*
--------------------------------------------------------------------------------


KOBREN GROWTH                              STYLE                    ALLOC (%)
----------------------------               ------------------     ------------
Oakmark Select - Class I                   Mid Cap Value             16.9%
Julius Baer Int'l Equity - Inst'l Class    International             14.8%
Fidelity Blue Chip Growth                  Large Cap Growth          12.5%
MFS High Income - Class A                  Bond                      12.1%
T. Rowe Price Blue Chip Growth             Large Cap Growth          11.6%
Longleaf Partners Small Cap                Small Cap Value           11.4%
Fidelity Contrafund II                     Large Cap Blend            6.9%
Longleaf Partners                          Mid Cap Value              6.6%
Fidelity                                   Large Cap Blend            2.5%
PIMCO Commodity Real Ret. Strategy         Bond                       1.9%

TOTAL FUND NET ASSETS                        $50,600,174


--------------------------------------------------------------------------------
                                 TOP SECTORS**
--------------------------------------------------------------------------------
                          (TOTALS MAY NOT EQUAL 100%)

Financial Services     19.9
Consumer Services      13.6
Healthcare             11.9
Industrial Materials   10.3
Media                   9.2
Consumer Goods          8.5
Business Services       8.0
Energy                  6.3
Hardware                5.4
Telecom                 3.5
Software                2.6
Utilities               0.8


                                                                 **EQUITIES ONLY
--------------------------------------------------------------------------------
Kobren Insight Management, Inc. is the adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and would have been lower in the absence of fee waivers and expense reimbursements. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost.


--------------------------------------------------------------------------------
2 KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)

-----------------------------------------------------------------
SHARES  MUTUAL FUNDS - 100.01%                     VALUE (NOTE 1)
-----------------------------------------------------------------

           LARGE CAP GROWTH - 24.15%
-----------------------------------------------------------------
   178,838 Fidelity Blue Chip Growth Fund           $ 6,348,733
   234,683 T. Rowe Price Blue Chip Growth Fund        5,874,127
                                                    -------------
                                                     12,222,860

           MID CAP VALUE - 23.46%
-----------------------------------------------------------------
   129,761 Longleaf Partners Fund                     3,332,264
   309,987 Oakmark Select Fund - Class I              8,537,049
                                                    -------------
                                                     11,869,313

           BOND - 15.71%
-----------------------------------------------------------------
 1,615,708 MFS High Income Fund - Class A             6,107,377
    75,102 PIMCO Commodity Real Return
             Strategy Fund - Class I                    951,541
    76,370 PIMCO Real Return Fund - Class I             889,708
                                                    -------------
                                                      7,948,626

           INTERNATIONAL - 14.78%
-----------------------------------------------------------------
   347,777 Julius Baer International
             Equity Fund - Class I                    7,477,208

           SMALL CAP VALUE - 11.37%
-----------------------------------------------------------------
   235,368 Longleaf Partners Small Cap Fund           5,752,383

           LARGE CAP BLEND - 9.40%
-----------------------------------------------------------------
   373,727 Fidelity Contrafund II                     3,513,036
    50,751 Fidelity Fund                              1,241,372
                                                    -------------
                                                      4,754,408


-----------------------------------------------------------------
SHARES  MUTUAL FUNDS - 100.01%                     VALUE (NOTE 1)
-----------------------------------------------------------------

MONEY MARKET FUND - 1.14%
-----------------------------------------------------------------
   580,509 Dreyfus Cash Mgmt. Plus Fund (1)         $   580,509


           TOTAL MUTUAL FUNDS
             (COST $45,135,347)                      50,605,307
                                                    -------------
TOTAL INVESTMENTS
(Cost $45,135,347*)                        100.01%   50,605,307

LIABILITIES NET OF CASH
AND OTHER ASSETS                            -0.01%       (5,133)
                                          --------  -------------
TOTAL NET ASSETS                           100.00% $ 50,600,174
                                          ========  =============

--------------------------------------------------------------------------------
(1) An affiliate of the Custodian

For Federal income tax purposes, cost is $45,135,347 and appreciation (depreciation) is as follows:

Unrealized appreciation:                $5,530,317
Unrealized depreciation:                   (60,357)
                                       ------------
Net unrealized appreciation:            $5,469,960
                                       ============


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)


ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)     $ 50,605,307
Dividends receivable                                                    44,237
Receivable for fund shares sold                                          1,189
Prepaid expenses and other assets                                        5,871
                                                                   ------------
Total assets                                                        50,656,604
                                                                   ------------

LIABILITIES:
Investment advisory fee payable (Note 2)                                22,224
Accrued Trustees' fees and expenses (Note 2)                             2,892
Accrued expenses and other payables                                     31,314
                                                                   ------------
Total liabilities                                                       56,430
                                                                   ------------
NET ASSETS:                                                       $ 50,600,174
                                                                   ============

Investments, at cost                                              $ 45,135,347
                                                                   ============
NET ASSETS CONSIST OF:
Accumulated undistributed net investment income                   $     95,938
Accumulated net realized loss on investments sold                   (3,928,790)
Net unrealized appreciation of investments                           5,469,960
Paid-in capital                                                     48,963,066
                                                                   ------------
NET ASSETS                                                        $ 50,600,174
                                                                   ============
SHARES OUTSTANDING                                                   4,549,766
                                                                   ============
Net asset value, offering and redemption price per share          $      11.12
                                                                   ============


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks. The Adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources:
Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com. Copyright (C)2003
--------------------------------------------------------------------------------
                                  KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT 3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                             $   315,857
                                                       -----------
Total investment income                                   315,857
                                                       -----------

EXPENSES:
Investment advisory fee (Note 2)                          174,352
Administration fee (Note 2)                                34,643
Transfer agent fees                                        25,846
Custodian fees                                              1,493
Professional fees                                          13,044
Trustees' fees and expenses (Note 2)                        6,758
Registration and filing fees                                8,757
Reports to shareholders                                     6,073
Other                                                       8,874
                                                       -----------
  Total expenses                                          279,840
Expenses reimbursed by investment adviser (Note 2)        (47,370)
Other reductions (Note 2)                                 (12,551)
                                                       -----------
Net expenses                                              219,919
                                                       -----------
NET INVESTMENT INCOME                                      95,938
                                                       -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions              392,318
Short-term capital gain distributions received                  4
Long-term capital gain distributions received                  17
Net increase in unrealized appreciation of securities   4,519,459
                                                       -----------
Net realized and unrealized gain on investments         4,911,798
                                                       -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $ 5,007,736
                                                       ===========


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               SIX MONTHS ENDED            YEAR ENDED
                                                           JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
                                                           ------------------------     -----------------
Net investment income                                            $      95,938            $      306,686
Net realized gain (loss) from security transactions                    392,318                (2,166,017)
Short-term capital gains distributions received                              4                    58,704
Long-term capital gains distributions received                              17                    53,462
Net increase in unrealized appreciation (depreciation)
  of investments                                                     4,519,459                (4,167,293)
                                                                 --------------           ---------------
Net increase (decrease) in net assets resulting from operations      5,007,736                (5,914,458)
Distribution to shareholders from:
  Net investment income                                                     --                  (306,695)
  Short-term capital gain distributions received                            --                   (58,704)
                                                                 --------------           ---------------
     Total distributions                                                    --                  (365,399)

Net decrease in net assets from fund share transactions (Note 5)      (898,182)               (2,564,072)
                                                                 --------------           ---------------
Net increase (decrease) in net assets                                4,109,554                (8,843,929)

NET ASSETS:
Beginning of period                                                 46,490,620                55,334,549
                                                                 --------------           ---------------
End of period (including line A)                                 $  50,600,174            $   46,490,620
                                                                 ==============           ===============
(A) Accumulated undistributed net investment income              $      95,938            $           --
                                                                 ==============           ===============



                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


----------------------------------------------------
For a Fund Share Outstanding Throughout the Period.
----------------------------------------------------

                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED
                                                         6/30/2003                          FOR THE YEAR ENDED
                                                        (UNAUDITED)   12/31/2002  12/31/2001  12/31/2000  12/31/1999  12/31/1998 (A)
                                                        -----------   ----------  ----------  ----------  ----------  --------------
Net asset value - beginning of period                     $ 10.01      $ 11.37     $ 12.32     $ 15.34      $ 12.54      $ 11.51
Net investment income (loss) (1)(b)                          0.02         0.07       (0.04)      (0.04)       (0.04)       (0.02)
Short-term capital gains distributions received                --         0.01        0.01        0.22         0.14         0.05
Net realized and unrealized gain (loss)
  on investments                                             1.09        (1.36)      (0.87)      (1.68)        3.63         1.29
                                                          -------      -------     -------     -------      -------      -------
Net increase (decrease) in net assets resulting
  from investment operations                                 1.11        (1.28)      (0.90)      (1.50)        3.73         1.32


Distributions from net investment income                     --          (0.07)       --          --           --           --
Distributions from net realized short-term
  capital gain distributions received                        --          (0.01)       --         (0.19)       (0.10)       (0.03)

Distributions from net realized capital gains
  on investments                                             --           --         (0.05)      (1.33)       (0.83)       (0.26)
                                                          -------      -------     -------     -------      -------      -------
Total distributions                                          --          (0.08)      (0.05)      (1.52)       (0.93)       (0.29)

Net asset value - end of period                           $ 11.12      $ 10.01     $ 11.37     $ 12.32      $ 15.34      $ 12.54
                                                          =======      =======     =======     =======      =======      =======
Total return (c)                                            11.09% (d)  (11.26)%     (7.28)%     (9.75)%      29.70%       11.45%
                                                          =======      =======     =======     =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $50,600      $46,491     $55,335     $63,105      $73,151      $64,507
Ratio of net investment income (loss)
  to average net assets (b)                                  0.41% (e)    0.61%      (0.32)%     (0.41)%      (0.34)%      (0.19)%
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and other reductions (2)             1.20% (e)    1.21%       1.08%       1.06%        1.07%        1.07%
Ratio of operating expenses to average net assets
  after reimbursements and reductions (2)                    0.95% (e)    0.96%       0.96%       0.99%        0.98%        0.91%
Portfolio turnover rate                                        60% (d)     143%         80%         93%          66%          62%

----------------------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been calculated using the monthly average share method.
(b) Net investment income (loss) would have been lower in the absence of fee waivers and expense reimbursements.
(c) Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.
(d) Not Annualized.
(e) Annualized.
1.  Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
2.  Does not include expenses of the investment companies in which the Fund invests.


SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT 5

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company.

At a special meeting held on February 11, 2002, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization to exchange shares of Kobren Moderate Growth Fund for shares of Kobren Growth Fund. A summary of the reorganization as of April 26, 2002 is as follows:


FUND                         TOTAL NET ASSETS      UNREALIZED GAIN     SHARES EXCHANGED      NET ASSET VALUE
----                         ----------------      ---------------     ----------------      ---------------
Kobren Moderate Growth Fund     $19,984,387           $1,235,942            1,895,468             $10.54

                       NET ASSETS           PROCEEDS       NET ASSETS    SHARES ISSUED    NET ASSET
FUND                 PRIOR TO MERGER       FROM MERGER    AFTER MERGER    IN EXCHANGE       VALUE
----                 ---------------      ------------    ------------    -----------     ----------
Kobren Growth Fund     $36,317,000         $19,984,387     $56,301,387     1,731,711        $11.54

As of June 30, 2003, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain, (including net short-term capital gains) if any annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2002 and 2001 was as follows:

                                                       KOBREN GROWTH
                                                      ---------------
DISTRIBUTIONS PAID FROM:                             2002           2001
                                                  -----------     ----------

Ordinary income                                   $  365,399      $      --
Long-term capital gain                                    --        261,877
                                                  -----------     ----------
                                                  $  365,399      $ 261,877

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:


                                                        KOBREN GROWTH
                                                        -------------
Capital loss carryforward                              $  (1,874,521)
Unrealized appreciation                                      872,709
                                                        -------------
                                                       $  (1,001,812)

These amounts are as of the most recent tax year ended.

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $58,713, $(543,018) and $484,305 were reclassified at



--------------------------------------------------------------------------------
6 KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           JUNE 30, 2003 (UNAUDITED)

December 31, 2002 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital for the Fund. These reclassifications are related to short-term capital gain dividends received, wash sales and capital loss carryforwards related to Moderate Growth Fund. The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable. For the year ended December 31, 2002, the Fund had capital loss carryforwards of $326,295 from Kobren Moderate Growth Fund and $1,548,226 from Kobren Growth Fund expiring on December 31, 2008 and 2009, respectively. Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $2,368,816.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:
The Trust has entered into an investment advisory agreement with Kobren Insight Management, Inc. ("KIM"). The Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses to 0.25% of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

     The Trust has also entered into an administration agreement with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group,Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirectly wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund.

     For the six months ended June 30, 2003, expense reimbursements were as follows:

               EXPENSES REIMBURSED BY INVESTMENT ADVISER    OTHER REDUCTIONS (1)
               -----------------------------------------    --------------------
Kobren Growth Fund            $   47,370                       $   12,551


(1) Reimbursement to Fund of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolio of the Fund.

     No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks. Costs of $5,191 were incurred by the Fund for the six months ended June 30, 2003, and are included in other expenses on the Statement of Operations.

--------------------------------------------------------------------------------
KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT 7

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           JUNE 30, 2003 (UNAUDITED)

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2003, were $27,617,493 and $27,547,769 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST: As of June 30, 2003, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:


                                                   SIX MONTHS ENDED                YEAR ENDED
                                               JUNE 30, 2003 (UNAUDITED)        DECEMBER 31, 2002
                                                 SHARES       AMOUNT          SHARES        AMOUNT
                                                --------     --------        --------      --------
Shares sold                                      303,376   $ 3,192,879        700,309   $  7,481,746
Shares issued as reinvestment of distributions        --            --         35,724        357,599
Shares issued due to merger (Note 1)                  --            --      1,731,711     19,984,387
Shares redeemed                                 (397,106)   (4,091,061)    (2,690,648)   (30,387,804)
                                               ----------   -----------    -----------   ------------
Net decrease                                     (93,730)  $  (898,182)      (222,904)  $ (2,564,072)
                                               ==========   ===========    ===========   ============

At June 30, 2003, KIM and its affiliates owned 575,887 shares of the Fund representing 12.66% of the total outstanding shares.


6. RISK FACTORS OF THE FUND: Indirectly investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

--------------------------------------------------------------------------------
8 KOBREN INSIGHT FUNDS-2003 SEMI-ANNUAL REPORT

[LOGO OMITTED - KOBREN INSIGHT FUNDS]

DELPHI VALUE FUND
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                                 JUNE 30, 2003

--------------------------------------------------------------------------------
Dear Fellow Shareholders,

We are pleased to report that the Delphi Value Fund, Retail class, appreciated 11.3% (11.5% Institutional class) in the first half of 2003. Upon further scrutiny, one discerns that the overall market action was quite schizophrenic. During the first quarter, your Fund declined 4.9% as the geopolitical events in Iraq overshadowed the U.S. equity markets. In the second quarter, the portfolio spurted 17.1% in the aftermath of our military victory in Operation Iraqi Freedom. Historic precedents are noteworthy. In 1991, George H.W. Bush was President, Iraq had already occupied Kuwait, and the U.S. economy was teetering on the brink of recession. After the coalition triumph in Operation Desert Storm, the U.S. equity market (as measured by the S&P 500) soared 30.4%. Had someone predicted such a rally, he would have been transported to the nearest mental institution for medical observation. Flash forward to 2003. George W. Bush presided in the White House as the U.S. military successfully toppled Saddam's regime. Once again, the U.S. economy is noticeably weak while the U.S. stock markets have already surged.

[PHOTO OMITTED - SCOTT BLACK]
SCOTT M. BLACK

Quite candidly, elements of speculation (vintage 1999-2000) have reappeared. In the first half of this year, the top performing market indices comprised the NASDAQ Biotech, USA Today Internet 50, and the NASDAQ Telecommunications; all appreciating greater than 30%. Additionally, many of the semiconductor and semiconductor equipment issues have doubled and tripled from their respective lows notwithstanding the absence of current earnings, meaningful book values, or the likelihood of an imminent earnings rebound. With the S&P 500 at 22x forecast 2003 earnings, and at 3x book value, we believe that U.S. equities, as a whole, are expensive. For a sustained bull market rally, in our view, corporate earnings must strengthen significantly in the forthcoming year driven by an upturn in the U.S. economy.

While Mr. Greenspan has provided ample monetary stimulus through his multiple rate cuts, I personally believe that the new tax legislation is misguided. Since consumption has provided the impetus for growth in real GDP in the post World War II era, the main thrust of the tax cuts should have been directed toward the broad middle class. Lowering the top tax brackets and reducing the marginal rates on dividends are unlikely to jumpstart our phlegmatic economy. While the "mortgage refi" punchbowl has fueled some economic recovery, the rise in unemployment to 6.4% is worrisome.

An analysis of the individual holdings indicates that 24 of our positions appreciated more than 20% in the first half of 2003. The three housing stocks, D.R. Horton (+62.0%), Toll Brothers (+40.1%), and Lennar (+38.6%), were beneficiaries of the housing boom. Two technology companies posted superlative gains; namely, Western Digital (+61.2%), and Micron Technology (+41.9%). Finally, First Essex Bancorp (Andover, Massachusetts) soared 41.1% from a takeover by Sovereign Bancorp. Conversely, a loss (-35.3%) was realized in Scholastic Corp., a children's publisher. Despite the rights to the new Harry Potter book, Scholastic recorded disappointing earnings. A review of portfolio activity finds that seven new positions were added over the past six months. Micron Technology, the leading U.S. DRAM manufacturer, was purchased near its book value. American Axle, Baxter International, Maxtor (disc drives), OMI (oil tankers), and BB&T (superregional banking) were acquired at between 5x and 12x expected 2003 earnings. Finally, Nexen, a Canadian energy producer, was purchased below 3x estimated 2003 cash flow.

Despite the aforementioned overvaluation of U.S. equities, we remain confident in our ability to identify new candidates which conform to our value criteria. For the record, entering the second quarter of 2003, your portfolio was priced at 11.0x one year forecast earnings with an average return on equity of 17.2%. We thank you for your continued support.

                        Very truly yours,

                        /s/ SCOTT M. BLACK

                        Scott M. Black
                        President

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            JUNE 30, 2003 (UNAUDITED)

 SHARES                                                  VALUE (NOTE 1)

            COMMON STOCKS - 92.99%
------------------------------------------------------------------------
            AEROSPACE/TECHNOLOGY - 5.83%
------------------------------------------------------------------------
   15,800   Arrow Electronics, Inc. (1)                   $    240,792
   13,500   General Dynamics Corp.                             978,750
   62,675   Kemet Corp. (1)                                    633,017
  125,500   LSI Logic Corp. (1)                                888,540
   54,900   Maxtor Corp. (1)                                   412,299
   72,200   Micron Technology, Inc. (1)                        839,686
   99,600   Western Digital Corp. (1)                        1,025,880
                                                          --------------
                                                             5,018,964

            BANKING - 10.19%
------------------------------------------------------------------------
   40,000   Banknorth Group, Inc.                            1,020,800
   25,500   BB&T Corp.                                         874,650
   77,750   Colonial BancGroup, Inc.                         1,078,392
   28,000   Community Bank System, Inc.                      1,064,000
    7,600   First Essex Bancorp, Inc.                          358,264
   31,850   North Fork Bancorporation, Inc.                  1,084,811
   37,500   Southwest Bancorp, Inc.                          1,027,875
   29,300   Webster Financial Corp.                          1,107,540
   23,065   Wells Fargo & Co.                                1,162,476
                                                          --------------
                                                             8,778,808

            BASIC MATERIALS - 4.22%
------------------------------------------------------------------------
   36,150   Alcoa, Inc.                                        921,825
   24,550   Cytec Industries, Inc. (1)                         829,790
   76,500   Lyondell Chemical Co.                            1,035,045
   32,650   Plum Creek Timber Co., Inc., REIT                  847,268
                                                          --------------
                                                             3,633,928

            CONGLOMERATES - 5.98%
------------------------------------------------------------------------
      941   Berkshire Hathaway, Inc., Class B (1)            2,286,630
   19,000   Norsk Hydro A/S, SP ADR                            933,850
   32,600   St. Joe Co. (The)                                1,017,120
   23,300   Textron, Inc.                                      909,166
                                                          --------------
                                                             5,146,766

            CONSTRUCTION & REAL ESTATE - 6.91%
------------------------------------------------------------------------
   26,000   Boston Properties, Inc., REIT                    1,138,800
   49,318   D.R. Horton, Inc.                                1,385,836
   32,000   Equity Office Properties Trust, REIT               864,320
   20,015   Lennar Corp., Class A                            1,431,072
   39,900   Toll Brothers, Inc. (1)                          1,129,569
                                                          --------------
                                                             5,949,597

            CONSUMER RELATED - 1.16%
------------------------------------------------------------------------
   50,500   Disney (Walt) Co.                                  997,375

            ENERGY - 9.12%
------------------------------------------------------------------------
   35,000   Cabot Oil & Gas Corp.                              966,350
   81,000   Denbury Resources, Inc. (1)                      1,087,830
   36,258   GlobalSantaFe Corp.                                846,262
   48,000   GulfMark Offshore, Inc. (1)                        810,240
   12,100   Nexen, Inc.                                        306,130
   20,800   Talisman Energy, Inc.                              953,680
   29,425   Tidewater, Inc.                                    864,212
   38,700   Westport Resources Corp. (1)                       880,425
   56,733   XTO Energy, Inc.                                 1,140,901
                                                          --------------
                                                             7,856,030

            FINANCIAL SERVICES - 8.93%
------------------------------------------------------------------------
   27,000   American Express Co.                             1,128,870
   16,584   Bear Stearns Cos., Inc.                          1,201,013
   27,500   Citigroup, Inc.                                  1,177,000
   11,500   Goldman Sachs Group, Inc.                          963,125
   25,615   iStar Financial, Inc., REIT                        934,947
   17,800   Lehman Brothers Holdings, Inc.                   1,183,344
   25,755   Morgan Stanley                                   1,101,026
                                                          --------------
                                                             7,689,325

            FOOD & BEVERAGE - 4.46%
------------------------------------------------------------------------
   43,500   Jack in the Box, Inc. (1)                          970,050
   46,000   Pepsi Bottling Group, Inc.                         920,920
   66,000   PepsiAmericas, Inc.                                828,960
   80,000   Ryan's Family Steak Houses, Inc. (1)             1,120,000
                                                          --------------
                                                             3,839,930

            INSURANCE - 7.08%
------------------------------------------------------------------------
   66,600   CNA Surety Corp.                                   656,010
   39,400   IPC Holdings, Ltd.                               1,319,900

 SHARES                                                  VALUE (NOTE 1)

            INSURANCE (CONTINUED)
------------------------------------------------------------------------
   19,000   MGIC Investment Corp.                         $    886,160
   22,800   Radian Group, Inc.                                 835,620
   32,200   RenaissanceRe Holdings, Ltd.                     1,465,744
   11,300   XL Capital, Ltd., Class A                          937,900
                                                          --------------
                                                             6,101,334

            MANUFACTURING - 3.47%
------------------------------------------------------------------------
   39,000   American Axle & Mfg Holdings, Inc. (1)             932,100
   23,000   Lear Corp. (1)                                   1,058,460
   41,675   Masco Corp.                                        993,949
                                                          --------------
                                                             2,984,509

            MEDICAL PRODUCTS - 1.07%
------------------------------------------------------------------------
   35,500   Baxter International, Inc.                         923,000

            PUBLISHING & BROADCASTING - 14.56%
------------------------------------------------------------------------
   35,000   Comcast Corp., Class A (1)                       1,009,050
   30,000   Cox Communications, Inc., Class A (1)              957,000
   19,900   Dow Jones & Co., Inc.                              856,297
   18,600   Gannett, Inc.                                    1,428,666
   14,000   Harte-Hanks, Inc.                                  266,000
   29,500   Lee Enterprises, Inc.                            1,107,135
   90,500   Liberty Media Corp., Class A (1)                 1,046,180
   21,600   McClatchy Co., Class A                           1,244,592
   18,500   McGraw-Hill Cos., Inc.                           1,147,000
   34,800   News Corp., Ltd., SP ADR                         1,053,396
   25,000   Viacom, Inc., Class B (1)                        1,091,500
    1,823   Washington Post Co., Class B                     1,336,077
                                                          --------------
                                                            12,542,893

            RETAIL - 4.23%
------------------------------------------------------------------------
   25,500   Ethan Allen Interiors, Inc.                        896,580
   27,400   Federated Department Stores, Inc.                1,009,690
   33,025   May Department Stores Co. (The)                    735,137
   23,500   Ross Stores, Inc.                                1,004,390
                                                          --------------
                                                             3,645,797

            TEXTILES & APPAREL - 3.43%
------------------------------------------------------------------------
   28,500   Jones Apparel Group, Inc. (1)                      833,910
   33,000   Liz Claiborne, Inc.                              1,163,250
   37,000   Polo Ralph Lauren Corp.                            954,230
                                                          --------------
                                                             2,951,390

            TRANSPORTATION - 2.35%
------------------------------------------------------------------------
  162,500   OMI Corp. (1)                                    1,001,000
   23,865   Teekay Shipping Corp.                            1,023,809
                                                          --------------
                                                             2,024,809


            TOTAL COMMON STOCKS                             80,084,455
            (Cost $66,059,565)

            INVESTMENT COMPANY - 7.44%
6,407,035   Dreyfus Cash Management Plus Fund (2)            6,407,035
                                                          --------------

            TOTAL INVESTMENT COMPANY                         6,407,035
                                                          --------------
            (Cost $6,407,035)

            TOTAL INVESTMENTS - 100.43%                     86,491,490
            (Cost $72,466,600*)

            LIABILITIES NET OF CASH
            & OTHER ASSETS - (0.43)%                          (370,625)
                                                          --------------

            TOTAL NET ASSETS - 100.00%                    $ 86,120,865
                                                          ==============

------------------------------------------------------------------------
    (1) Non-income producing.
    (2) An affiliate of the Custodian
   REIT Real Estate Investment Trust
 SP ADR Sponsored American Depositary Receipt

* For Federal income tax purposes, cost is $72,466,600 and appreciation (depreciation) is as follows:
         Unrealized appreciation:           $ 17,065,129
         Unrealized depreciation:             (3,040,239)
                                            ------------
         Net unrealized appreciation:       $ 14,024,890
                                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
2 DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)     $ 86,491,490
Dividends receivable                                                    84,748
Receivable for investments sold                                         98,659
Receivable for shares sold                                             378,500
Prepaid expenses and other assets                                        1,283
                                                                 --------------
    Total assets                                                    87,054,680
                                                                 --------------

LIABILITIES:
Payable for investments purchased                                      695,328
Payable for shares redeemed                                            116,171
Investment advisory fee payable (Note 2)                                71,567
Distribution fee payable (Note 2)                                       10,317
Accrued Trustees' fees and expenses (Note 2)                             4,948
Accrued expenses and other payables                                     35,484
                                                                 --------------
    Total liabilities                                                  933,815
                                                                 --------------
NET ASSETS                                                        $ 86,120,865
                                                                 ==============

Investments, at cost                                              $ 72,466,600
                                                                 ==============

NET ASSETS CONSIST OF:
Accumulated undistributed net investment income                   $     37,801
Accumulated net realized loss on investments sold                     (300,565)
Net unrealized appreciation of investments                          14,024,890
Paid-in capital                                                     72,358,739
                                                                 --------------
NET ASSETS                                                        $ 86,120,865
                                                                 ==============

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
    per share ($49,124,429 / 3,703,745 shares)                    $      13.26
                                                                 ==============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
    per share ($36,996,436 / 2,760,545 shares)                    $      13.40
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT 3

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                  $   577,890
                                                          -------------
    Total investment income                                    577,890
                                                          -------------

EXPENSES:
Investment advisory fee (Note 2)                               386,897
Administration fee (Note 2)                                     38,459
Transfer agent fees (Note 2)                                    35,948
Sub-transfer agent fee (Retail Class) (Note 3)                  10,044
Custodian fees (Note 2)                                          8,911
Professional fees                                               20,363
Trustees' fees and expenses (Note 2)                            11,274
Registration and filing fees                                    13,401
Reports to shareholders                                          6,814
Distribution fees (Retail Class) (Note 2)                       55,198
Other                                                            4,530
                                                          -------------
    Total expenses                                             591,839
                                                          -------------
NET INVESTMENT LOSS                                            (13,949)
                                                          -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                   991,998
Net increase in unrealized appreciation of securities        7,703,081
                                                          -------------
Net realized and unrealized gain on investments              8,695,079
                                                          -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 8,681,130
                                                          =============


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                                                JUNE 30, 2003 (UNAUDITED)     DECEMBER 31, 2002
                                                                -------------------------     ------------------

Net investment loss                                                     $    (13,949)            $     (2,705)
Net realized gain (loss) from security transactions                          991,998               (1,065,724)
Net increase in unrealized appreciation (depreciation) of investments      7,703,081               (7,300,886)
                                                                       ----------------         ----------------
Net increase (decrease) in net assets resulting from operations            8,681,130               (8,369,315)

DISTRIBUTION TO SHAREHOLDERS FROM:
   RETAIL SHARES:
      Net realized gains on investments                                           --                       --
                                                                       ----------------         ----------------
         Total distributions                                                      --                       --
   INSTITUTIONAL SHARES:
      Net realized gains on investments                                           --                       --
                                                                       ----------------         ----------------
         Total distributions                                                      --                       --
   Total distributions to shareholders                                            --                       --
Net increase in net assets from fund share transactions                       35,580               13,091,829
                                                                       ----------------         ----------------

Net increase in net assets                                                 8,716,710                4,722,514

NET ASSETS:
Beginning of period                                                       77,404,155               72,681,641
                                                                       ----------------         ----------------
End of period (including line A)                                        $ 86,120,865             $ 77,404,155
                                                                       ================         ================

(A) Accumulated undistributed net investment income                     $     37,801             $     51,750
                                                                       ================         ================

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4  DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                RETAIL CLASS SHARES
                                                   ---------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                     FOR THE                                                        12/23/98
                                                SIX MONTHS ENDED                                                 (COMMENCEMENT
                                                    6/30/2003      ------------FOR THE YEAR ENDED---------       OF OPERATIONS)
                                                   (UNAUDITED)   12/31/2002 12/31/2001 12/31/2000 12/31/1999      TO 12/31/98
                                                   -----------   ---------- ---------- ---------- ----------     --------------
Net asset value - beginning of period                $ 11.91       $ 13.18    $ 13.00    $ 11.19    $ 10.12          $10.00
Net investment income (loss) (a)                       (0.01)        (0.02)     (0.02)     (0.01)        -- (b)(c)     0.01
Net realized and unrealized gain (loss)
   on investments                                       1.36         (1.25)      0.27       1.94       1.14            0.11
                                                     ---------     ---------  ---------  ---------  ---------        --------
Net increase (decrease) in net assets resulting
   from investment operations                           1.35         (1.27)      0.25       1.93       1.14            0.12

Distributions from net investment income                  --            --         --         --         -- (c)          --
Distributions from net realized gains
   on investments                                         --            --      (0.07)     (0.12)     (0.07)             --
                                                     ---------     ---------  ---------  ---------  ---------        --------
Total distributions                                       --            --      (0.07)     (0.12)     (0.07)             --

Net asset value - end of period                      $ 13.26       $ 11.91    $ 13.18    $ 13.00    $ 11.19          $10.12
                                                     =========     =========  =========  =========  =========        ========

Total return (d)                                       11.34% (e)    (9.64)%     1.90%     17.30%     11.30%           1.20% (e)
                                                     =========     =========  =========  =========  =========        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $49,124       $43,808    $44,744    $45,312    $31,055          $5,056
Ratio of net investment income/(loss) to
   average net assets (a)                              (0.17)% (f)   (0.13)%    (0.12)%    (0.12)%     0.00%           0.82% (f)
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed by
   investment adviser and administrator                 1.66% (f)     1.63%      1.64%      1.71%      1.86%          10.91% (f)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements          1.66% (f)     1.63%      1.64%      1.71%      1.75%           1.75% (f)
Portfolio turnover rate                                   10% (e)       23%        29%        45%        17%              0% (e)

-----------------------------------------------------------------------------------------------------------------------------------
(a) Net investment  income (loss) would have been lower (greater) during periods in which fees were waived and expenses reimbursed.
(b) The selected per share data was calculated  using the weighted average share method for the period.
(c) The selected amounts are less than $0.005.
(d) Total return represents  aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(e) Not Annualized.
(f) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT 5

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                INSTITUTIONAL CLASS SHARES
                                                   ---------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                     FOR THE                                                        12/23/98
                                                SIX MONTHS ENDED                                                 (COMMENCEMENT
                                                    6/30/2003      ------------FOR THE YEAR ENDED---------       OF OPERATIONS)
                                                   (UNAUDITED)   12/31/2002 12/31/2001 12/31/2000 12/31/1999      TO 12/31/98
                                                   -----------   ---------- ---------- ---------- ----------     --------------
Net asset value - beginning of period                $ 12.02       $ 13.26    $ 13.05    $ 11.20    $ 10.12          $10.00

Net investment income (a)                               0.01          0.02       0.02       0.02       0.03 (b)        0.01
Net realized and unrealized gain (loss)
   on investments                                       1.37         (1.26)      0.26       1.95       1.14            0.11
                                                     ---------     ---------  ---------  ---------  ---------        --------
Net increase (decrease) in net assets resulting
   from investment operations                           1.38         (1.24)      0.28       1.97       1.17            0.12

Distributions from net investment income                  --            --         --         --      (0.02)             --

Distributions from net realized gains
   on investments                                         --            --      (0.07)     (0.12)     (0.07)             --
                                                     ---------     ---------  ---------  ---------  ---------        --------
Total distributions                                       --            --      (0.07)     (0.12)     (0.09)             --

Net asset value - end of period                      $ 13.40       $ 12.02    $ 13.26    $ 13.05    $ 11.20          $10.12
                                                     =========     =========  =========  =========  =========        ========

Total return (c)                                       11.48% (d)    (9.35)%     2.12%     17.64%     11.61%           1.20% (d)
                                                     =========     =========  =========  =========  =========        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                 $36,996       $33,596    $27,938    $23,956    $22,763          $  272
Ratio of net investment income to average
   net assets (a)                                       0.13% (e)     0.17%      0.18%      0.18%      0.25%           1.07% (e)
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed by
   investment adviser and administrator                 1.36% (e)     1.33%      1.34%      1.41%      1.57%          10.66% (e)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements          1.36% (e)     1.33%      1.34%      1.41%      1.50%           1.50% (e)
Portfolio turnover rate                                   10% (d)       23%        29%        45%        17%              0% (d)

----------------------------------------------------------------------------------------------------------------------------------
(a) Net investment income would have been lower during periods in which fees were waived and expenses reimbursed.
(b) The selected per share data was calculated using the weighted average share method for the period.
(c) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(d) Not Annualized.
(e) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6 DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2003, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2002 and 2001 was as follows:

                                          DELPHI VALUE FUND
DISTRIBUTIONS PAID FROM:                  2002      2001
Ordinary income                           $ --    $365,577
Long-term capital gain                      --          --
                                         ------- -----------
                                          $ --    $365,577

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                DELPHI VALUE FUND
Capital loss carryforward                          $(1,274,204)
Unrealized appreciation                              6,350,910
                                                  --------------
                                                   $ 5,076,706

These amounts are as of the most recent tax year ended.

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $54,455, $65,089 and $(119,544) were reclassified at December 31, 2002 between accumulated net investment income, accumulated net realized loss on investments and paid-in capital for the Fund. These reclassifications related to return of capital adjustments due to REIT adjustments, long-term capital gain dividends received and the treatment of net operating losses. The difference between book basis and tax-basis unrealized appreciation is attributable to the REIT adjustments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable. For the year ended December 31, 2002, Delphi Value Fund had capital loss carryforwards of $299,998 and $974,206 expiring on December 31, 2009 and 2010,

--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT 7

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2003 (UNAUDITED)

respectively. Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $47,460.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS: The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

     The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect and wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

     The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.

     No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for processing shareholder orders at an annual rate of up to 0.10% of the average daily balance of fund accounts invested through those networks.

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2003, were $7,359,545 and $8,378,773 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST: As of June 30, 2003, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                      JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002

RETAIL CLASS:                                          SHARES         AMOUNT          SHARES          AMOUNT
                                                       ------         ------          ------          ------
Shares sold                                            392,130     $ 4,806,870       1,165,124     $ 15,122,314
Shares issued as reinvestment of distributions              --              --              --               --
Shares redeemed                                       (366,501)     (4,370,209)       (882,179)     (11,244,113)
                                                     -----------   -------------     -----------   --------------
Net increase                                            25,629         436,661         282,945        3,878,201
                                                     ===========   =============     ===========   ==============

INSTITUTIONAL CLASS:
Shares sold                                            234,068       2,839,521       1,218,785       15,727,451
Shares issued as reinvestment of distributions              --              --              --               --
Shares redeemed                                       (269,284)     (3,240,602)       (529,364)      (6,513,823)
                                                     -----------   -------------     -----------   --------------
Net increase (decrease)                                (35,216)       (401,081)        689,421        9,213,628
                                                     -----------   -------------     -----------   --------------
Net increase (decrease) from fund
   share transactions                                   (9,587)    $    35,580         972,366     $ 13,091,829
                                                     ===========   =============     ===========   ==============



At June 30, 2003, KIM, Delphi and their affiliates owned 588,528 Retail Class shares of the Fund representing 15.89% of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 2,024,776 shares of the Institutional Class representing 73.35% of the outstanding shares.

--------------------------------------------------------------------------------
8 DELPHI VALUE FUND -- 2003 SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS
            -------------------------------------------------------------
By (Signature and Title)*  /S/ ERIC M. KOBREN
                         ------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date              AUGUST 18, 2003
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         ------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date              AUGUST 18, 2003
    ---------------------------------------------------------------------


By (Signature and Title)*  /S/ ERIC J. GODES
                         ------------------------------------------------
                           Eric J. Godes, Chief Financial Officer,
                           Vice President, Treasurer & Secretary
                           (principal financial officer)

Date              AUGUST 18, 2003
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.